Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.07%
Alabama–1.12%
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, RB (INS - SGI)(a)	4.38%	06/01/2028	$ 10	$ 10,031
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	12,000	13,394,418
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,680,083
Daleville (City of), AL Board of Education; Series 2013, Ref. Wts.	2.80%	10/01/2022	185	185,360
East Alabama Health Care Authority (The); Series 2012 A, RB	5.00%	09/01/2024	600	606,849
Florence (City of), AL; Series 2012, Ref. GO Bonds	5.00%	09/01/2022	770	779,242
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Wts. (INS - SGI)(a)	4.25%	09/01/2022	10	10,032
Mobile (City of), AL Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD RB (LOC - Bank Of America N.A.)(c)(d)(e)	0.07%	05/01/2041	15,940	15,940,000
				36,606,015
Arizona–0.38%
Apache (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, RB	4.50%	03/01/2030	1,000	1,009,770
Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,418
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2013 B, RB	5.00%	02/01/2033	1,150	1,211,601
Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(a)	4.50%	07/01/2024	25	25,089
Pima (County of), AZ; Series 2011, GO Bonds	5.00%	07/01/2022	500	501,947
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	130	139,336
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	240	250,175
Salt River Project Agricultural Improvement & Power District;
Series 2012 A, Ref. RB	5.00%	12/01/2029	600	614,466
Series 2012 A, Ref. RB	5.00%	12/01/2031	2,015	2,063,376
Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,663,824
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(a)	4.38%	06/01/2024	10	10,034
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	1,300	1,396,135
Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(c)	3.90%	09/01/2024	540	564,608
				12,555,779
California–9.03%
Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(a)	6.75%	09/01/2023	3,880	4,140,572
Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(a)	6.00%	09/01/2024	3,505	3,830,045
Barstow (City of), CA Redevelopment Agency Successor Agency (Project Area No. 1); Series 2004, RB (INS - AGM)(a)	4.70%	09/01/2022	20	20,073
Bay Area Toll Authority;
Series 2007 D2, VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.03%	04/01/2047	26,460	26,460,000
Series 2019 C, Ref. VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.03%	04/01/2053	13,350	13,350,000
Beaumont (City of), CA Financing Authority (Improvement Area No. 17A);
Series 2013 B, RB(f)	5.00%	09/01/2022	450	466,085
Series 2013 B, RB(f)	5.00%	09/01/2023	475	513,857
California (State of);
Series 2012, GO Bonds (INS - AGM)(a)	4.00%	09/01/2037	1,000	1,027,648
Series 2012, Ref. GO Bonds(b)(f)	5.00%	02/01/2022	650	655,151
Series 2012, Ref. GO Bonds(b)(f)	5.00%	02/01/2022	100	100,793
Series 2012, Ref. GO Bonds(b)(f)	5.25%	02/01/2022	115	115,959
Series 2012, Ref. GO Bonds(b)(f)	5.25%	02/01/2022	100	100,833
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	820	849,804
Series 2013, Ref. GO Bonds	5.00%	02/01/2026	515	542,959
Series 2013, Ref. GO Bonds	5.00%	10/01/2027	1,395	1,482,980
Series 2013, Ref. GO Bonds	5.00%	02/01/2028	215	226,854
Series 2013, Ref. GO Bonds	5.00%	02/01/2031	1,000	1,053,686
Series 2019, Ref. GO Bonds	5.00%	04/01/2022	5,255	5,339,939
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2020, GO Bonds	5.00%	11/01/2029	$ 65	$ 84,512
California (State of) Department of Water Resources (Central Valley); Series 2014 AT, RB (SIFMA Municipal Swap Index + 0.37%)(g)	0.42%	12/01/2022	12,965	12,981,681
California (State of) Educational Facilities Authority (California Institute of Technology);
Series 2006 A, VRD RB(d)	0.05%	10/01/2036	40,500	40,500,000
Series 2006 B, VRD RB(d)	0.05%	10/01/2036	26,860	26,860,000
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	104,543
California (State of) Health Facilities Financing Authority (Memorial Health Services); Series 2012 A, RB	5.00%	10/01/2023	100	103,923
California (State of) Infrastructure & Economic Development Bank; Series 2020 A, RB(b)(c)(h)	0.20%	02/01/2022	13,135	13,134,338
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds); Series 2017, RB (Acquired 05/25/2017; Cost $566,990)(c)(h)(i)(j)	7.00%	07/01/2022	570	342,000
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(c)	2.13%	11/15/2027	6,000	6,055,400
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(a)	4.50%	10/01/2026	170	170,577
California (State of) Public Works Board (Various Capital); Series 2012 A, RB(f)	5.00%	04/01/2028	2,500	2,539,901
California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2022	165	169,461
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	7,010	7,119,273
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(a)(k)	0.00%	08/01/2027	975	845,108
Imperial (City of), CA Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	325	339,140
Series 2012 A, Ref. RB	5.00%	11/01/2027	225	234,662
Industry (City of), CA Public Facilities Authority (Transportation-Distribution-Industrial Redevelopment Project No. 3); Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	01/01/2025	40	40,956
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(a)	4.75%	10/01/2024	10	10,034
Long Beach (City of), CA Bond Finance Authority;
Series 2012 A, Ref. RB	5.00%	08/01/2025	150	154,665
Series 2012 A, Ref. RB	5.00%	08/01/2027	220	226,813
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	696,639
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	103,172
Los Angeles (City of), CA;
Series 2010 A, RB	5.00%	06/01/2028	1,350	1,363,784
Series 2012 C, Ref. RB	5.00%	06/01/2023	275	281,507
Series 2012 C, Ref. RB	5.00%	06/01/2025	100	102,396
Los Angeles (City of), CA Department of Airports; Series 2012 B, RB	5.00%	05/15/2035	10,000	10,215,498
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2013 A, RB(h)	5.00%	05/15/2030	500	532,595
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, Ref. RB	5.00%	07/01/2023	100	102,775
Series 2012 A, Ref. RB	5.00%	07/01/2024	200	205,552
Series 2012 A, Ref. RB	5.00%	07/01/2028	695	714,458
Series 2012 C, RB	5.00%	07/01/2023	700	719,428
Series 2012 C, RB	5.00%	07/01/2024	315	323,857
Series 2013 A, RB	5.00%	07/01/2024	300	315,285
Series 2013 A, RB	5.00%	07/01/2026	150	157,710
Series 2013 A, RB	5.00%	07/01/2027	100	105,129
Series 2013 A, RB	5.00%	07/01/2028	250	262,905
Series 2013 A, RB	5.00%	07/01/2028	1,015	1,067,055
Series 2018 B, Ref. RB	4.00%	01/01/2022	1,000	1,000,000
Los Angeles (County of), CA Metropolitan Transportation Authority;
Series 2012 B, Ref. RB	5.00%	07/01/2023	250	256,939
Series 2012 B, Ref. RB	5.00%	07/01/2025	240	246,705
Series 2013 B, RB	5.00%	07/01/2031	900	965,703
Los Angeles (County of), CA Public Works Financing Authority; Series 2012, RB(f)	5.00%	08/01/2033	250	258,066
Los Angeles Unified School District; Series 2012 A, Ref. GO Bonds(b)(f)	5.00%	07/01/2022	670	688,719
Los Angeles Unified School District (Headquarters Building); Series 2012 B, Ref. COP	5.00%	10/01/2031	245	254,091
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Rios Community College District; Series 2012, Ref. GO Bonds	5.00%	08/01/2025	$ 195	$ 201,211
Metropolitan Water District of Southern California; Series 2012 A, Ref. RB	5.00%	10/01/2029	100	101,583
Mizuho Floater/Residual Trust; Series 2020, VRD RB (LOC - Mizuho Capital Markets LLC)(c)(d)(e)	0.30%	12/01/2036	21,000	21,000,000
Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	10	10,266
Northern California Power Agency (Hydroelectric);
Series 2012 A, Ref. RB	5.00%	07/01/2028	2,430	2,498,469
Series 2012 A, Ref. RB	5.00%	07/01/2030	250	256,999
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	195	195,000
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(f)(h)	5.00%	05/01/2022	4,000	4,079,006
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(f)	6.50%	12/01/2021	65	65,000
Riverside County Asset Leasing Corp. (County Administration Center); Series 2012, RB(b)(f)	5.00%	11/01/2022	345	360,271
Sacramento (City of), CA Municipal Utility District;
Series 2012 Y, Ref. RB	5.00%	08/15/2024	870	899,381
Series 2012 Y, Ref. RB	5.00%	08/15/2026	100	103,355
Series 2012 Y, Ref. RB	5.00%	08/15/2028	685	707,885
Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(a)	5.73%	08/15/2023	1,155	1,210,086
San Bernardino (County of), CA (Captial Facilities); Series 1992 B, COP(f)	6.88%	08/01/2024	1,275	1,412,224
San Diego (County of), CA Regional Transportation Commission; Series 2008 C, VRD RB(d)	0.04%	04/01/2038	12,000	12,000,000
San Francisco (City & County of), CA;
Series 2012 A, COP	5.00%	04/01/2031	250	253,999
Series 2012 D, GO Bonds	5.00%	06/15/2023	100	102,626
Series 2012 D, GO Bonds	5.00%	06/15/2025	635	651,497
Series 2015 R1, Ref. GO Bonds	5.00%	06/15/2026	280	300,516
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2012 A, Ref. RB(h)	5.00%	05/01/2026	335	341,461
Series 2012 A, Ref. RB(h)	5.00%	05/01/2030	175	178,375
Series 2012, Ref. RB	5.00%	05/01/2026	1,205	1,229,005
Series 2012, Ref. RB	5.00%	05/01/2027	950	968,925
Series 2012, Ref. RB	5.00%	05/01/2028	1,050	1,070,917
Series 2012, Ref. RB	5.00%	05/01/2029	250	254,927
San Francisco Unified School District; Series 2014 B, GO Bonds	4.00%	06/15/2030	450	458,719
Santa Clara (County of), CA (Election of 2008); Series 2013 B, GO Bonds	5.00%	08/01/2024	240	247,678
Tender Option Bond Trust Receipts/Certificates;
Series 2017-XF0576, VRD Ctfs.(c)(d)	0.08%	08/01/2046	4,000	4,000,000
Series 2017-XG0144, VRD Revenue Ctfs.(c)(d)	0.07%	11/01/2044	20,000	20,000,000
Series 2020-YX1135, VRD Ctfs.(c)(d)	0.07%	07/01/2044	10,440	10,440,000
Series 2021, VRD RB(c)(d)	0.11%	06/15/2055	7,998	7,997,500
University of California; Series 2013 AI, RB	5.00%	05/15/2038	6,165	6,564,101
Walnut Energy Center Authority; Series 2014, Ref. RB	5.00%	01/01/2022	205	205,808
West Basin Municipal Water District; Series 2012 A, Ref. RB	5.00%	08/01/2027	975	982,776
Westlands Water District;
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2023	15	15,051
Series 2007 B, COP (INS - AMBAC)(a)	4.50%	09/01/2024	5	5,017
Series 2012 A, Ref. RB(f)	5.00%	09/01/2022	250	258,936
				294,862,763
Colorado–0.89%
Adams & Arapahoe Joint School District No. 28J Aurora;
Series 2012, Ref. GO Bonds	5.00%	12/01/2024	315	330,003
Series 2012, Ref. GO Bonds	5.00%	12/01/2027	100	104,680
Colorado (State of); Series 2013 A, Ref. COP(b)(f)	5.00%	11/01/2023	485	528,799
Colorado (State of) Health Facilities Authority; Series 2005, VRD RB (LOC - UMB Bank, N.A.)(d)(e)	0.08%	01/01/2035	8,300	8,300,000
Colorado (State of) Regional Transportation District (Fastracks); Series 2012 A, RB(b)(f)	5.00%	11/01/2022	5,400	5,638,009
Colorado Springs (City of), CO; Series 2012 C-1, RB	4.00%	11/15/2028	1,000	1,033,773
Denver (City & County of), CO; Series 2012 B, RB	5.00%	11/15/2025	890	930,523
Denver City & County School District No. 1; Series 2021, GO Bonds	5.00%	12/01/2021	820	820,000
Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	845	913,974
Pueblo (County of), CO; Series 2005, Ref. COP	4.50%	12/01/2024	5	5,018
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Regional Transportation District; Series 2014 A, COP	5.00%	06/01/2028	$ 300	$ 319,109
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	3.00%	12/01/2021	517	517,000
Town of Telluride Co.; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	12/01/2036	200	200,704
University of Colorado Hospital Authority;
Series 2012 A, RB	5.00%	11/15/2027	3,915	4,091,328
Series 2012 A, RB	5.00%	11/15/2036	2,470	2,578,817
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	200	209,190
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2023	120	130,607
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2024	130	146,720
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2025	125	144,435
Series 2019, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2026	140	161,702
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2021	155	155,000
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2022	330	344,597
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2023	385	418,465
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2024	400	450,950
Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2025	355	413,176
				28,886,579
Connecticut–3.46%
Connecticut (State of);
Series 2012 A, RB	5.00%	01/01/2024	1,220	1,282,842
Series 2012 A, RB	5.00%	01/01/2028	975	1,024,785
Series 2012 B, GO Bonds	5.00%	04/15/2026	100	101,758
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	15,150	15,506,960
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2024	1,225	1,253,608
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2025	11,915	12,194,780
Series 2012 E, GO Bonds	5.00%	09/15/2025	500	518,404
Series 2013 A, RB	5.00%	10/01/2026	3,560	3,863,972
Series 2013 B, GO Bonds	5.00%	03/01/2027	5,050	5,338,743
Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	10,910,206
Connecticut (State of) Housing Finance Authority;
Series 2020 E-3, Ref. VRD RB(d)	0.03%	11/15/2050	15,000	15,000,000
Subseries 2016 E-3, Ref. VRD RB(d)	0.03%	11/15/2046	40,000	40,000,000
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(c)(d)	0.11%	07/01/2051	5,820	5,820,000
Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	12/01/2023	5	5,016
				112,821,074
District of Columbia–0.90%
District of Columbia;
Series 2011 F, RB(b)(f)	5.00%	12/01/2021	300	300,000
Series 2012 B, Ref. RB	5.00%	12/01/2026	560	586,325
Series 2012 B, Ref. RB	5.00%	12/01/2027	670	701,358
Series 2012 C, RB	5.00%	12/01/2023	405	424,255
Series 2012 C, RB	5.00%	12/01/2025	125	130,915
Series 2012 C, RB	5.00%	12/01/2026	310	324,573
Series 2012 C, RB	5.00%	12/01/2027	250	261,701
Series 2012 C, RB	5.00%	12/01/2032	230	240,717
Series 2012 D, Ref. RB	5.00%	12/01/2025	245	256,593
Series 2012, RB	5.00%	12/01/2026	100	104,557
District of Columbia (KIPP Charter School); Series 2013, RB(f)	5.00%	07/01/2023	325	340,770
District of Columbia Housing Finance Agency; Series 2018 B-1, RB (CEP - Federal Housing Administration)(b)	2.55%	03/01/2022	1,000	1,005,493
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia Water & Sewer Authority;
Series 1998, RB (INS - AGM)(a)	5.50%	10/01/2023	$ 2,065	$ 2,210,470
Series 2012 A, RB	5.00%	10/01/2029	1,605	1,668,260
Series 2012 C, Ref. RB	5.00%	10/01/2026	10,460	10,872,272
Series 2012 C, Ref. RB	5.00%	10/01/2027	1,140	1,185,128
Series 2012 C, Ref. RB	5.00%	10/01/2028	380	395,010
Series 2012 C, Ref. RB	5.00%	10/01/2029	6,320	6,569,098
Metropolitan Washington Airports Authority; Series 2012 A, RB(h)	5.00%	10/01/2028	1,700	1,764,967
				29,342,462
Florida–5.54%
Atlantic Beach (City of), FL (Fleet Landing); Series 2018 B-2, RB	3.00%	11/15/2023	3,750	3,756,366
Belle Isle (City of), FL (Cornerstone Charter Academy and Cornerstone Charter High School); Series 2012, RB	5.50%	10/01/2022	25	25,895
Broward (County of), FL; Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,923,550
Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,505,897
Broward (County of), FL School Board; Series 2012 A, COP	5.00%	07/01/2024	600	616,727
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	855	778,460
Citizens Property Insurance Corp.; Series 2015 A-1, RB	5.00%	06/01/2022	2,090	2,090,000
Collier (County of), FL; Series 2013, Ref. RB	4.00%	10/01/2028	500	515,118
Florida (State of);
Series 2012 A, RB	5.00%	07/01/2023	535	549,912
Series 2012 B, Ref. GO Bonds	5.00%	07/01/2024	9,800	10,077,883
Series 2012 C, Ref. GO Bonds	5.00%	06/01/2023	1,355	1,387,202
Series 2012 C, Ref. GO Bonds	4.00%	06/01/2025	500	509,334
Series 2012 C, Ref. GO Bonds	4.00%	06/01/2026	400	407,347
Series 2012 D, Ref. GO Bonds	5.00%	06/01/2023	135	138,208
Series 2013 B, Ref. GO Bonds	5.00%	06/01/2023	115	117,733
Series 2013 B, Ref. GO Bonds	5.00%	06/01/2024	675	691,308
Series 2013 B, Ref. GO Bonds	5.00%	06/01/2025	200	204,832
Series 2013 B, Ref. GO Bonds	4.00%	06/01/2026	100	101,837
Florida (State of) Department of Transportation; Series 2013 A, RB	5.00%	07/01/2023	400	411,078
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB(f)	6.88%	10/01/2022	1,635	1,721,701
Florida (State of) Municipal Power Agency (Stanton II);
Series 2012 A, RB	5.00%	10/01/2024	2,130	2,213,040
Series 2012 A, RB	5.00%	10/01/2025	700	726,991
Series 2012 A, RB	5.00%	10/01/2026	250	259,597
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, RB(c)	1.75%	06/01/2026	1,020	1,019,122
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,460	1,503,045
Gainesville (City of), FL;
Series 2008 B, VRD RB(d)	0.06%	10/01/2038	11,400	11,400,000
Series 2012 A, RB	5.00%	10/01/2024	120	124,761
Series 2012 A, RB	5.00%	10/01/2025	205	213,115
Jacksonville (City of), FL; Series 2012, Ref. RB	5.00%	10/01/2026	600	623,443
Jacksonville (City of), FL (Better Jacksonville);
Series 2012 A, Ref. RB	5.00%	10/01/2027	3,000	3,119,528
Series 2012 A, Ref. RB	5.00%	10/01/2028	1,880	1,954,582
Series 2012 A, Ref. RB	5.00%	10/01/2029	2,290	2,380,455
Series 2012, Ref. RB	5.00%	10/01/2024	3,000	3,120,557
Series 2012, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	200	208,106
JEA (St. Johns River Power Park System);
Series 2012 6, RB	4.00%	10/01/2032	100	100,262
Series 2012, RB	5.00%	10/01/2022	2,000	2,007,698
JEA Electric System;
Series 2008 3C-1, VRD RB(d)	0.06%	10/01/2034	33,930	33,930,000
Series 2008 B-2, VRD RB(d)	0.06%	10/01/2040	21,840	21,840,000
Series 2008 C-2, VRD RB(d)	0.06%	10/01/2034	20,425	20,425,000
JEA Water & Sewer System; Series 2008 A-2, VRD RB(d)	0.05%	10/01/2038	10,500	10,500,000
Lee (County of), FL; Series 2010 A, Ref. RB (INS - AGM)(a)(h)	5.00%	10/01/2022	475	476,813
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2012, Ref. RB(b)(f)	5.00%	11/15/2022	$ 2,415	$ 2,525,518
Miami-Dade (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2024	905	940,980
Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(d)	0.04%	10/01/2039	12,600	12,600,000
Palm Beach County School District; Series 2012 C, COP	5.00%	08/01/2027	250	257,588
Polk (County of), FL; Series 2012, Ref. RB	5.00%	10/01/2024	125	130,002
Port St. Lucie (City of), FL;
Series 2005 A, RB (INS - NATL)(a)	4.38%	07/01/2023	5	5,017
Series 2014, Ref. GO Bonds	5.00%	07/01/2024	350	376,130
Reedy Creek Improvement District; Series 2013 1, Ref. RB	5.00%	10/01/2024	440	476,724
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(a)	5.25%	07/01/2024	250	273,959
School Board of Miami-Dade County (The); Series 2021, GO Notes	2.50%	02/23/2022	10,000	10,053,655
School District of Broward County;
Series 2012 A, COP	5.00%	07/01/2023	140	143,819
Series 2012 A, COP	5.00%	07/01/2025	1,450	1,489,301
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2021	100	100,104
Series 2021, Ref. RB	4.00%	12/15/2022	110	113,219
Series 2021, Ref. RB	4.00%	12/15/2023	120	126,539
Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2022	10	10,031
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.00%	08/01/2023	5	5,015
Series 2008, Ref. GO Bonds (INS - AGC)(a)	4.13%	08/01/2024	20	20,066
Tallahassee (City of), FL; Series 2015, Ref. RB	5.00%	10/01/2027	500	542,308
Tampa (City of), FL (Baycare Health System);
Series 2012 A, RB	5.00%	11/15/2024	750	766,058
Series 2012 A, RB	5.00%	11/15/2025	2,480	2,532,869
Tampa (City of), FL (H Lee Moffitt Cancer); Series 2012 A, RB	5.00%	09/01/2026	1,540	1,592,063
				180,757,468
Georgia–4.60%
Atlanta (City of) & Fulton (County of), GA Recreation Authority; Series 2007 A, RB (INS - NATL)(a)	4.13%	12/01/2022	5	5,016
Atlanta (City of), GA Department of Aviation;
Series 2012 A, RB(b)(f)	5.00%	01/01/2022	275	276,067
Series 2012 B, RB(b)(f)	5.00%	01/01/2022	2,100	2,108,152
Atlanta (City of), GA Urban Residential Finance Authority (Hollywood Shawnee Apartments); Series 2021 B, RB(b)(c)	1.35%	01/01/2023	2,600	2,608,497
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 D, VRD RB(d)	0.05%	07/01/2042	52,130	52,130,000
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 2013, Ref. RB(b)	2.93%	03/12/2024	7,000	7,376,921
Cedartown Polk (County of), GA Hospital Authority (Polk Medical Center); Series 2016, RB(b)(f)	5.00%	07/01/2026	460	543,112
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(a)	4.38%	01/01/2026	40	40,138
Dalton (City of), GA Downtown Development Authority; Series 1996, Ctfs. (INS - NATL)(a)	5.50%	08/15/2026	2,795	3,113,313
Georgia (State of); Series 2012 A, GO Bonds	5.00%	07/01/2027	100	102,800
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(a)	5.00%	12/01/2023	45	45,178
Housing Authority of Clayton County Facilities Holding Co. LLC (The) (Riverwood Townhouses); Series 2021 B, RB(b)(c)	1.40%	04/01/2023	2,000	2,013,120
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(b)(f)	5.00%	04/01/2024	1,655	1,826,632
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(b)	1.63%	10/01/2022	2,000	2,005,848
Macon-Bibb (County of), GA Housing Authority (Sandy Springs Apartments); Series 2021, RB(b)	1.40%	11/01/2022	1,250	1,254,397
Main Street Natural Gas, Inc.;
Series 2018 A, RB(b)	4.00%	09/01/2023	36,595	38,719,021
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(b)(g)	0.82%	09/01/2023	1,000	1,004,848
Subseries 2018 C, RB(b)	4.00%	12/01/2023	3,970	4,231,762
Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(b)(g)	0.90%	12/01/2023	30,000	30,230,862
Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(a)	4.50%	09/01/2025	30	30,088
Savannah (City of), GA Hospital Authority; Series 2013 A, RB	5.50%	07/01/2027	500	541,269
				150,207,041
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.13%
Hawaii (State of);
Series 2012 EE, GO Bonds(b)(f)	5.00%	11/01/2022	$ 275	$ 287,121
Series 2012 EF, Ref. GO Bonds(b)(f)	5.00%	11/01/2022	400	417,630
Series 2013 EH, GO Bonds(b)(f)	5.00%	08/01/2023	320	345,268
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2017, Ref. RB(h)	3.10%	05/01/2026	2,800	3,044,260
Honolulu (City & County of), HI; Series 2012 B, GO Bonds	5.00%	11/01/2025	200	208,589
				4,302,868
Illinois–7.48%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	210	250,991
Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.00%	01/01/2022	400	400,938
Centerpoint Intermodal Center Program Trust; Series 2004 A, Ctfs.(b)(c)	4.00%	12/15/2022	3,415	3,448,697
Chicago (City of), IL;
Series 1993 B, Ref. GO Bonds(f)	5.13%	01/01/2022	145	145,565
Series 1999, GO Bonds (INS - NATL)(a)(k)	0.00%	01/01/2024	6,110	5,995,502
Series 2008, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	905	908,618
Series 2008, Ref. RB (INS - AGM)(a)	5.25%	11/01/2033	3,905	3,919,525
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2025	235	244,821
Chicago (City of), IL (Midway Airport);
Series 2013 B, Ref. RB	5.00%	01/01/2026	1,105	1,159,817
Series 2013 B, Ref. RB	5.00%	01/01/2027	2,020	2,120,208
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(h)	5.00%	01/01/2024	9,045	9,086,836
Series 2013 B, Ref. RB	5.00%	01/01/2027	5,195	5,455,036
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(a)(k)	0.00%	12/01/2021	2,000	2,000,000
Series 1999 A, GO Bonds (INS - BHAC)(a)(k)	0.00%	12/01/2022	800	796,293
Series 2005 A, Ref. GO Bonds (INS - AMBAC)(a)	5.50%	12/01/2023	200	218,068
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds(b)(f)	5.00%	12/17/2021	2,990	2,996,004
Series 2011 B, GO Bonds(b)(f)	5.00%	12/17/2021	6,700	6,713,453
Series 2011 B, GO Bonds(b)(f)	5.00%	12/17/2021	100	100,201
Series 2011 C, GO Bonds(b)(f)	5.00%	12/17/2021	490	490,984
Series 2015 D, Ref. GO Bonds	5.00%	12/01/2021	565	565,000
Chicago (City of), IL Transit Authority; Series 2021, Ref. RB	5.00%	06/01/2022	800	818,312
Chicago State University; Series 1998, RB (INS - NATL)(a)	5.50%	12/01/2023	905	951,079
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(a)	4.40%	12/01/2022	300	300,830
Series 2004, GO Bonds (INS - NATL)(a)	4.50%	12/01/2023	630	632,058
Series 2004, GO Bonds (INS - NATL)(a)	4.60%	12/01/2025	350	351,157
Series 2004, GO Bonds (INS - NATL)(a)	4.65%	12/01/2026	450	451,472
Series 2007, Ref. GO Bonds (INS - AMBAC)(a)	4.00%	12/01/2027	65	65,100
Cook (County of), IL;
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2024	3,840	4,009,135
Series 2012 C, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2025	4,670	4,875,967
Series 2012 C, Ref. GO Bonds	5.00%	11/15/2033	1,000	1,044,044
Series 2012, RB	5.00%	11/15/2024	250	261,383
Series 2012, RB	5.00%	11/15/2025	200	209,087
Series 2012, RB	5.00%	11/15/2026	125	130,642
Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.00%	12/01/2021	1,800	1,800,000
Cook County Community High School District No. 233 Homewood-Flossmoor; Series 2013, GO Bonds	4.00%	12/01/2026	2,695	2,744,954
Eastern Illinois University; Series 2005, RB (INS - AMBAC)(a)	4.13%	04/01/2022	105	105,080
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 1992 P, RB(f)	6.50%	06/15/2022	$ 45	$ 46,515
Series 2012, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2022	7,500	7,739,225
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,317,990
Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	12,702,583
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,255,029
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	3,500	3,636,014
Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,484,142
Illinois (State of) Finance Authority;
Series 2013 A, RB	5.00%	07/01/2022	1,000	1,023,369
Series 2013 A, RB	5.00%	07/01/2023	1,000	1,060,552
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	424,342
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	495,996
Series 2019 A, Ref. RB	5.00%	11/01/2026	460	530,327
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2012, RB(b)(f)	5.00%	06/01/2022	18,080	18,515,903
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	560	560,780
Illinois (State of) Finance Authority (Loyola University of Chicago);
Series 2012 B, RB	5.00%	07/01/2024	150	154,191
Series 2012 B, RB	5.00%	07/01/2025	1,500	1,541,728
Series 2012 B, RB	5.00%	07/01/2026	390	400,687
Illinois (State of) Finance Authority (Northshore University Health); Series 2020 B, VRD RB(d)	0.01%	08/15/2049	21,035	21,035,000
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(a)	4.60%	09/01/2025	25	25,092
Illinois (State of) Medical District Commission; Series 2002, COP (INS - NATL)(a)	5.00%	06/01/2022	30	30,083
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2027	1,750	1,839,946
Series 2014 A, Ref. RB	5.00%	12/01/2021	450	450,000
Lake County Community College District No. 532; Series 2013 A, GO Bonds	4.00%	06/01/2023	500	509,475
Melrose Park (Village of), IL; Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/15/2022	1,700	1,706,202
Minooka (Village of), IL; Series 2011, Ref. GO Bonds	5.00%	01/01/2022	355	356,155
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(a)	6.00%	06/01/2023	1,285	1,349,616
Riverdale (Village of), IL; Series 2003 E, Ref. GO Bonds (INS - AGM)(a)	4.80%	01/01/2023	55	55,133
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,794
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	11,155,207
Schaumburg (Village of), IL; Series 2012 A, Ref. GO Bonds	4.00%	12/01/2029	1,395	1,445,671
Southwestern Illinois Development Authority; Series 2013, RB(f)	6.38%	11/01/2023	575	622,235
Tender Option Bond Trust Receipts/Certificates;
Series 2016-XG0073, VRD Ctfs. (INS - AGM)(a)(c)(d)	0.13%	12/01/2039	11,000	11,000,000
Series 2018-XL0093, VRD Ctfs.(c)(d)	0.15%	01/01/2048	31,700	31,700,000
Series 2020-XM00917, VRD Ctfs.(c)(d)	0.12%	01/01/2037	8,920	8,920,000
Series 2020-XM00918, VRD Ctfs.(c)(d)	0.12%	07/01/2024	3,800	3,800,000
University of Illinois;
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2022	2,110	2,118,564
Series 2008 A, Ref. COP (INS - AGM)(a)	5.25%	10/01/2026	1,020	1,023,557
Series 2013 A, Ref. RB	5.00%	04/01/2026	2,000	2,123,366
University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(a)	4.65%	12/01/2023	30	30,111
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(a)	4.75%	01/01/2029	15	15,049
Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(a)(k)	0.00%	11/01/2023	19,955	19,777,953
Winnebago (County of), IL; Series 2013 A, Ref. GO Bonds	5.00%	12/30/2023	150	157,746
				244,183,185
Indiana–0.63%
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(h)	5.50%	02/01/2025	730	733,072
Gary (City of), IN Sanitary District; Series 2011 A, RB(b)(f)	5.05%	01/15/2022	8,335	8,383,217
Indiana (State of) Finance Authority; Series 2012, RB(f)	4.00%	03/01/2022	420	421,822
Indiana (State of) Finance Authority (Beacon Health System Obligated Group); Series 2013 A, RB(b)(f)	5.00%	08/15/2023	2,000	2,159,823
Indiana (State of) Finance Authority (Butler University); Series 2012 B, Ref. RB	5.00%	02/01/2029	1,500	1,511,369
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Parkview Health System Obligated Group);
Series 2012, RB	5.00%	05/01/2024	$ 1,030	$ 1,051,348
Series 2012, RB	5.00%	05/01/2025	1,840	1,876,421
Series 2012, RB	5.00%	05/01/2029	145	147,735
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,855,530
Merrillville (Town of), IN; Series 2016, RB	5.05%	04/01/2026	485	496,756
				20,637,093
Iowa–0.06%
Des Moines (City of), IA Airport Authority;
Series 2012, Ref. RB(h)	5.00%	06/01/2027	1,000	1,023,042
Series 2012, Ref. RB(h)	5.00%	06/01/2028	1,000	1,023,042
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.88%	05/15/2049	50	50,048
				2,096,132
Kansas–0.42%
Kansas (State of) Development Finance Authority;
Series 2015 A, Ref. RB	5.00%	05/01/2025	500	532,856
Series 2015 G, RB	5.00%	04/01/2026	1,200	1,274,186
Kansas (State of) Development Finance Authority (Adventist Health Sunbelt Obligated Group);
Series 2012 A, Ref. RB	5.00%	11/15/2028	2,000	2,043,192
Series 2012 A, Ref. RB	5.00%	11/15/2032	9,105	9,294,890
Series 2012 A, Ref. RB	5.00%	11/15/2034	210	214,341
Kansas (State of) Development Finance Authority (Kansas State University College of Engineering); Series 2014 D-1, RB	5.00%	04/01/2024	300	304,646
				13,664,111
Kentucky–0.94%
Jefferson County Capital Projects Corp.;
Series 2007 A, Ref. RB (INS - AGM)(a)	4.25%	06/01/2022	10	10,033
Series 2007 A, Ref. RB (INS - AGM)(a)	4.38%	06/01/2028	25	25,077
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 B-1, Ref. RB	3.25%	05/15/2022	1,165	1,165,488
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,816,071
Series 2018, RB	5.00%	05/01/2028	5,000	6,205,108
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(b)(g)	1.19%	06/01/2025	10,000	10,199,427
Kentucky (State of) Turnpike Authority (Revitalization);
Series 2012 A, RB(f)	5.00%	07/01/2030	3,000	3,084,816
Series 2012 A, RB(f)	5.00%	07/01/2031	4,000	4,113,088
Kentucky Rural Water Finance Corp.; Series 2008, Ref. RB	4.13%	02/01/2023	5	5,013
				30,624,121
Louisiana–1.18%
Ernest N Morial New Orleans Exhibition Hall Authority; Series 2012, Ref. RB	5.00%	07/15/2026	570	586,368
Louisiana (State of);
Series 2012 A-1, Ref. RB	5.00%	05/01/2024	1,240	1,264,544
Series 2012 A-1, Ref. RB	4.00%	05/01/2028	10,990	11,155,367
Series 2012 A-1, Ref. RB	4.00%	05/01/2031	600	609,298
Series 2012 A-1, Ref. RB	4.00%	05/01/2033	5,125	5,204,383
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2022	160	160,154
Series 2019 A, RB	5.00%	01/01/2023	170	172,171
Series 2019 A, RB	5.00%	01/01/2024	175	178,946
Louisiana (State of) Stadium & Exposition District;
Series 2020, RB	5.00%	07/03/2023	15,000	15,725,727
Series 2021, RB	4.00%	07/03/2023	3,325	3,472,113
				38,529,071
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.06%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(a)(h)	4.75%	12/01/2024	$ 1,550	$ 1,609,328
Maine (State of) Turnpike Authority; Series 2012 A, RB	5.00%	07/01/2023	325	333,943
				1,943,271
Maryland–0.47%
Maryland (State of); Second Series 2014 B, GO Bonds(f)	3.00%	08/01/2028	1,570	1,599,401
Maryland (State of) Department of Transportation; Series 2014, RB(f)	5.00%	06/01/2024	100	102,411
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2013 A, RB	5.00%	08/15/2027	7,005	7,563,034
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	6,150	6,219,013
				15,483,859
Massachusetts–0.41%
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(a)	4.75%	02/01/2024	35	35,132
Massachusetts (Commonwealth of); Series 2013 A, RB	5.00%	06/15/2023	360	369,236
Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2030	950	983,870
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2012 A, Ref. RB	5.00%	07/01/2023	645	662,863
Massachusetts (Commonwealth of) Department of Transportation; Series 1993 A, RB(f)	5.13%	01/01/2023	1,050	1,080,876
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(g)	0.93%	11/15/2032	2,875	2,929,413
Massachusetts (Commonwealth of) Federal Highway Grant Anticipation Note (Accelerated Bridge); Series 2016 A, RB	5.00%	06/15/2023	1,000	1,025,654
Massachusetts (Commonwealth of) School Building Authority;
Series 2012 A, Ref. RB(b)(f)	5.00%	08/15/2022	680	702,928
Series 2012 A, Ref. RB(b)(f)	5.00%	08/15/2022	3,320	3,433,145
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2012, RB	5.00%	10/01/2025	240	249,460
Massachusetts (State of) School Building Authority;
Series 2012 A, Ref. RB	5.00%	08/15/2023	1,330	1,375,042
Series 2012 A, Ref. RB	5.00%	08/15/2024	530	547,707
North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(a)	4.00%	09/15/2023	10	10,030
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,079
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,049
Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(a)	4.13%	09/15/2023	15	15,047
Series 2006, GO Bonds (INS - SGI)(a)	4.20%	11/01/2024	10	10,033
				13,470,564
Michigan–1.80%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	385	395,407
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	115	118,249
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%) (INS - AGM)(a)(g)	0.69%	07/01/2032	7,825	7,844,111
Detroit City School District;
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2025	1,085	1,106,384
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2032	500	509,812
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.); Series 2019 C-1, RB	3.00%	04/01/2022	7,250	7,257,491
Howell (Town of), MI; Series 2006, GO Bonds (INS - AGM)(a)	4.50%	06/01/2022	10	10,034
Michigan (State of) Finance Authority; Series 2017, Ref. RB	5.00%	02/01/2022	605	608,528
Michigan (State of) Hospital Finance Authority (Mclaren Healthcare); Series 2012 A, Ref. RB	5.00%	06/01/2023	400	409,303
Michigan (State of) Hospital Finance Authority (McLaren Healthcare);
Series 2012 A, Ref. RB	5.00%	06/01/2024	200	204,700
Series 2012 A, Ref. RB	5.00%	06/01/2026	1,655	1,693,639
Series 2012 A, Ref. RB	5.00%	06/01/2027	205	209,786
Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	2,750	2,744,553
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(h)	4.00%	10/01/2026	10,120	11,309,426
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(a)	4.00%	11/01/2026	185	187,936
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(c)(d)	0.11%	10/15/2051	6,700	6,700,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2024	$ 2,135	$ 2,235,145
Series 2012 A, RB	5.00%	12/01/2026	5,380	5,632,355
Series 2012 D, Ref. RB(h)	5.00%	12/01/2028	9,050	9,467,048
				58,643,907
Minnesota–0.34%
Duluth (City of), MN Economic Development Authority (Benedictine Health System);
Series 2021, Ref. RB	3.00%	07/01/2023	420	430,665
Series 2021, Ref. RB	3.00%	07/01/2025	400	418,554
Series 2021, Ref. RB	3.00%	07/01/2026	360	379,072
Duluth Independent School District No. 709; Series 2016 A, Ref. COP	5.00%	02/01/2023	2,415	2,532,749
Minnesota (State of);
Series 2012 B, Ref. RB	4.00%	03/01/2026	4,700	4,742,662
Series 2012 B, Ref. RB	5.00%	03/01/2029	2,000	2,023,841
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(a)	4.13%	03/01/2027	15	15,040
New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,016
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,032
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2016 A, Ref. RB(b)(f)	4.50%	07/01/2026	490	546,193
				11,103,824
Mississippi–0.22%
Mississippi (State of) Development Bank;
Series 2013 B, RB (INS - BAM)(a)	5.00%	10/01/2023	530	562,602
Series 2013, RB (INS - AGM)(a)	5.25%	12/01/2022	800	836,551
Mississippi Business Finance Corp.; Series 2006, RB	4.55%	12/01/2028	25	25,003
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	5,555	5,581,372
Mississippi Valley State University Educational Building Corp.; Series 2007, RB (INS - AMBAC)(a)	4.00%	03/01/2022	10	10,031
				7,015,559
Missouri–1.45%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	395	400,846
Health & Educational Facilities Authority of the State of Missouri (Lake Regional Health System); Series 2012, RB(b)(f)	5.00%	02/15/2022	975	984,520
Kansas City (City of), MO;
Series 2012 A, Ref. GO Bonds	5.00%	02/01/2023	150	151,188
Series 2021 A, Ref. RB	5.00%	12/01/2021	1,000	1,000,000
Series 2021 B, Ref. RB	5.00%	01/01/2022	3,000	3,011,843
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	255	268,588
Metropolitan St. Louis Sewer District; Series 2012 B, Ref. RB	5.00%	05/01/2023	480	489,512
Missouri (State of) Health & Educational Facilities Authority;
Series 2003 C3, VRD RB(d)	0.05%	11/15/2039	36,415	36,415,000
Series 2017, Ref. RB	5.00%	04/01/2026	3,130	3,616,075
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	50,053
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(a)(k)	0.00%	06/01/2025	245	216,702
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	595	623,050
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2017, Ref. RB	3.00%	09/01/2022	20	20,297
				47,247,674
Montana–1.24%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Ctfs. (LOC - Mizuho Capital Markets LLC)(c)(d)(e)	0.30%	01/01/2034	40,375	40,375,000
Ravalli County School District No. 7; Series 2006, GO Bonds (INS - AGM)(a)	4.00%	07/01/2023	10	10,030
				40,385,030
Nebraska–0.87%
Central Plains Energy Project (No. 3); Series 2012, RB(l)	5.00%	09/01/2042	5,000	5,174,030
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–(continued)
Central Plains Energy Project (No. 4); Series 2018, RB(b)	5.00%	01/01/2024	$13,500	$ 14,653,062
Douglas (County of), NE Hospital Authority No. 2 (Nebraska Medicine); Series 2020 A, RB (SIFMA Municipal Swap Index + 0.50%)(b)(c)(g)	0.55%	08/01/2023	2,500	2,500,263
Lincoln (City of), NE; Series 2012, Ref. RB(f)	5.00%	09/01/2022	1,250	1,294,951
Municipal Energy Agency of Nebraska; Series 2013 A, Ref. RB	5.00%	04/01/2036	1,530	1,621,767
Nebraska (State of) Municipal Energy Agency; Series 2012 A, Ref. RB	5.00%	04/01/2025	275	279,240
Nebraska (State of) Public Power District; Series 2012 B, RB	5.00%	01/01/2025	2,725	2,861,705
				28,385,018
Nevada–0.23%
Las Vegas Valley Water District;
Series 2012 B, GO Bonds	5.00%	06/01/2025	125	127,969
Series 2012 B, GO Bonds	5.00%	06/01/2030	1,000	1,023,449
Nevada (State of);
Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	460	474,353
Series 2012 D, Ref. GO Bonds	5.00%	06/01/2023	225	230,278
Nevada (State of) Department of Business & Industry; Series 2020 A, RB(b)(c)(h)	0.25%	02/01/2022	5,000	5,000,162
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(c)	2.50%	06/15/2024	520	528,372
				7,384,583
New Hampshire–0.00%
New Hampshire (State of) Turnpike System; Series 2012 C, RB	5.00%	08/01/2027	100	103,097
New Jersey–8.55%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2027	250	301,145
Camden (County of), NJ Improvement Authority; Series 2013 A, Ref. RB	5.00%	12/01/2027	1,610	1,734,529
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	1,000	1,003,389
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,500	1,504,781
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,759,586
Gloucester (County of), NJ Industrial Pollution Control Financing Authority (ExxonMobil); Series 2003, Ref. VRD RB(d)	0.03%	01/01/2022	26,275	26,275,000
New Jersey (State of);
Series 2013, GO Bonds	4.00%	06/01/2024	500	526,177
Series 2020 A, GO Bonds	5.00%	06/01/2027	25,000	30,408,823
Series 2020 A, GO Bonds	5.00%	06/01/2028	10,000	12,427,372
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2025	1,500	1,730,271
Series 2016 A, Ref. RB(f)	5.00%	06/15/2025	1,000	1,156,687
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(a)	5.25%	07/01/2025	6,840	7,929,471
Series 2004 A, RB(f)	5.25%	07/01/2025	820	955,515
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	3,010	3,274,236
Series 2005, Ref. RB (INS - AMBAC)(a)	5.50%	09/01/2024	6,000	6,793,093
Series 2012 KK, RB	5.00%	03/01/2023	2,135	2,208,176
Series 2012 KK, RB	5.00%	03/01/2027	185	191,326
Series 2012, Ref. RB	5.00%	06/15/2022	1,520	1,558,238
Series 2012, Ref. RB	5.00%	06/15/2023	6,500	6,660,333
Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,114,313
Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,000	3,168,782
Series 2013 NN, Ref. RB	5.00%	03/01/2027	15,000	15,847,788
Series 2017 A, Ref. RB(c)	3.50%	09/01/2022	10	10,165
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,629,423
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,109,763
New Jersey (State of) Health Care Facilities Financing Authority; Series 2013, Ref. RB	5.00%	09/15/2023	400	432,983
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2012 A, Ref. RB(b)(f)	5.00%	07/01/2022	1,025	1,053,514
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System Obligated Group); Series 2011, Ref. RB	5.00%	07/01/2026	485	498,463
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	$20,000	$ 20,038,114
Series 2005 B, RB (INS - AMBAC)(a)	5.25%	12/15/2023	1,000	1,097,870
Series 2006 A, RB (INS - AMBAC)(a)	5.50%	12/15/2021	5,000	5,009,529
Series 2006 A, RB (INS - AGM)(a)	5.50%	12/15/2022	1,000	1,054,396
Series 2006 A, RB (INS - AGM)(a)	5.25%	12/15/2023	1,370	1,505,555
Series 2006, RB (INS - NATL)(a)	5.25%	12/15/2021	20,000	20,036,310
Series 2010 D, RB	5.25%	12/15/2023	4,505	4,945,905
Series 2012 A, RB(f)	5.00%	06/15/2042	3,755	3,850,999
Series 2012 A-A, RB(f)	5.00%	06/15/2025	3,545	3,635,630
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,891,903
Series 2018 A, Ref. RN	5.00%	06/15/2024	3,500	3,893,622
North Caldwell School District; Series 2010, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	02/15/2023	515	516,517
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	860	898,430
Tender Option Bond Trust Receipts/Certificates;
Series 2016-XF1059, VRD Ctfs. (INS - AMBAC)(a)(c)(d)	0.14%	12/15/2036	39,398	39,398,000
Series 2017-XF2482, VRD Ctfs. (INS - BAM)(a)(c)(d)	0.15%	03/01/2042	3,935	3,935,000
Union (County of), NJ Industrial Pollution Control Financing Authority (Exxon); Series 1994, Ref. VRD RB(d)	0.02%	07/01/2033	27,135	27,135,000
				279,106,122
New Mexico–0.17%
New Mexico (State of) Hospital Equipment Loan Council (Gerald Champion); Series 2012 A, Ref. RB	4.75%	07/01/2022	545	558,918
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 C, RB	2.25%	07/01/2023	1,550	1,551,195
Series 2019 C, RB	2.38%	07/01/2024	1,550	1,551,249
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2024	105	114,898
Series 2018, Ref. RB (INS - BAM)(a)	4.00%	10/01/2025	160	179,579
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 B, RB	2.63%	05/15/2025	1,000	1,001,095
Series 2019, RB	2.25%	05/15/2024	600	600,506
				5,557,440
New York–18.38%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(d)	0.05%	11/01/2038	27,395	27,395,000
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2013, Ref. RB	5.00%	04/01/2022	450	454,950
Erie (County of), NY Industrial Development Agency (The);
Series 2012, RB	5.00%	05/01/2024	925	943,505
Series 2012, RB	5.00%	05/01/2025	380	387,522
Long Island (City of), NY Power Authority; Series 2012 B, RB	5.00%	09/01/2023	450	466,050
Metropolitan Transportation Authority;
Series 2008 A-2B, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.05%	11/01/2031	30,000	30,000,000
Series 2012 A, Ref. RB	5.00%	11/15/2023	250	261,329
Series 2012 A, Ref. RB	5.00%	11/15/2024	450	470,232
Series 2012 A, Ref. RB	5.00%	11/15/2025	700	731,201
Series 2012 C, RB	5.00%	11/15/2029	5,625	5,860,419
Series 2012 D, Ref. RB	5.00%	11/15/2025	365	380,925
Series 2012 D, Ref. RB	5.00%	11/15/2028	14,985	15,618,205
Series 2012 F, Ref. RB	5.00%	11/15/2024	940	981,473
Series 2012 F, Ref. RB	5.00%	11/15/2027	10,000	10,427,461
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	129,677
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	609,717
Series 2019 D-1, RB	5.00%	09/01/2022	5,150	5,329,707
Series 2020 A-2, RB	4.00%	02/01/2022	1,225	1,232,491
Subseries 2015 E-3, VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.02%	11/15/2050	34,935	34,935,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	$ 1,450	$ 1,578,844
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	162,897
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,946,678
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,266,573
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	721,650
Series 2018 B, Ref. RB	5.00%	11/15/2023	2,200	2,395,487
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	197,334
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	3,000	3,088,376
Nassau Health Care Corp.; Series 2009, Ref. RB	5.00%	08/01/2022	6,000	6,187,434
New York & New Jersey (States of) Port Authority;
Series 2012, RB(h)	5.00%	10/01/2026	1,575	1,599,658
Series 2012, RB	4.00%	12/01/2026	470	487,124
Series 2012, RB	4.00%	12/01/2026	560	570,069
Series 2012, RB(h)	5.00%	10/01/2033	1,345	1,365,830
New York (City of), NY;
Series 2009 CC, VRD RB(d)	0.04%	06/15/2041	10,000	10,000,000
Series 2011 A-1, GO Bonds	4.25%	08/01/2031	1,270	1,274,095
Series 2012 B, GO Bonds	5.00%	08/01/2023	250	257,903
Series 2012 EE, RB	5.00%	06/15/2029	200	205,086
Series 2012 EE, RB	5.25%	06/15/2030	525	539,285
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	250	251,990
Series 2012 I, GO Bonds	5.00%	08/01/2023	260	268,183
Series 2012 I, GO Bonds	5.00%	08/01/2024	1,425	1,470,099
Series 2012 I, GO Bonds	5.00%	08/01/2025	250	257,912
Series 2012 I, GO Bonds	5.00%	08/01/2026	245	252,754
Series 2013 E, GO Bonds	5.00%	08/01/2024	500	538,784
Series 2013 E, GO Bonds	5.00%	08/01/2025	565	595,810
Series 2017 CC-2, Ref. RB	5.00%	06/15/2024	670	703,340
Series 2018 A, Ref. GO Bonds	5.00%	08/01/2022	5,000	5,161,317
Subseries 2005 E-3, VRD GO Bonds (LOC - Bank Of America N.A.)(d)(e)	0.05%	08/01/2034	10,735	10,735,000
Subseries 2011 D-1, GO Bonds	5.00%	10/01/2024	250	251,001
Subseries 2012 A-1, GO Bonds	5.00%	10/01/2022	9,070	9,435,263
Subseries 2013 D-1, GO Bonds	5.00%	08/01/2030	6,220	6,699,221
Subseries 2013 D-1, GO Bonds	5.00%	08/01/2033	2,000	2,153,742
Subseries 2013 F, VRD GO Bonds(d)	0.02%	03/01/2042	50,000	50,000,000
Subseries 2013 F-1, GO Bonds	5.00%	03/01/2025	250	264,613
Subseries 2014 I-3, VRD GO Bonds (LOC - Citibank N.A.)(d)(e)	0.05%	03/01/2044	30,790	30,790,000
New York (City of), NY Municipal Water Finance Authority;
Series 2006 CC-1, VRD RB(d)	0.05%	06/15/2038	51,025	51,025,000
Series 2016 CC, Ref. RB(b)(f)	5.00%	12/15/2021	270	270,476
New York (City of), NY Transitional Finance Authority;
Series 2012 B, Ref. RB	5.00%	11/01/2024	785	819,525
Series 2012 B, Ref. RB	5.00%	11/01/2025	1,090	1,137,837
Series 2012 B, Ref. RB	5.00%	11/01/2026	5,430	5,667,792
Series 2012 B, Ref. RB	5.00%	11/01/2030	150	156,526
Series 2012 E, RB	4.00%	11/01/2027	610	630,270
Series 2012 S-1, RB	5.00%	07/15/2023	490	504,435
Series 2012 S-1, RB	5.00%	07/15/2024	100	102,992
Series 2012 S-1, RB	5.00%	07/15/2025	450	463,466
Series 2012 S-1, RB	5.00%	07/15/2026	315	324,406
Series 2012 S-1, RB	5.00%	07/15/2027	345	355,280
Series 2012 S-1, RB	5.00%	07/15/2028	260	267,714
Series 2012 S-1, RB	5.00%	07/15/2029	1,660	1,709,253
Series 2012 S-1, RB	5.00%	07/15/2032	475	489,003
Series 2013 G, RB	5.00%	11/01/2024	315	336,257
Series 2013 I, RB	5.00%	05/01/2026	790	842,146
Series 2014 A-3, VRD RB(d)	0.03%	08/01/2043	27,525	27,525,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2012 C-1, RB	5.00%	11/01/2025	$ 165	$ 172,241
Subseries 2012 C-1, RB	5.00%	11/01/2027	490	511,458
Subseries 2012 E-1, RB	5.00%	02/01/2024	600	604,775
Subseries 2012 E-1, RB	5.00%	02/01/2025	450	453,574
Subseries 2012 E-1, RB	5.00%	02/01/2026	200	201,585
Subseries 2012 E-1, RB	5.00%	02/01/2028	700	705,536
Subseries 2012 F-1, RB	5.00%	05/01/2023	300	305,920
New York (City of), NY Water & Sewer System; Series 2019 DD, RB	5.00%	06/15/2024	310	325,459
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2024	2,960	3,106,342
Series 2012 A, Ref. RB	5.00%	12/15/2025	925	970,633
Series 2012 A, Ref. RB	5.00%	12/15/2026	250	262,306
Series 2012 A, Ref. RB	5.00%	12/15/2027	360	377,721
Series 2012 A, Ref. RB	5.00%	12/15/2028	500	524,613
Series 2012 A, Ref. RB	5.00%	12/15/2029	1,235	1,295,793
Series 2012 A, Ref. RB	5.00%	06/15/2031	420	440,630
Series 2012 B, RB	5.00%	03/15/2029	1,180	1,196,204
Series 2012 D, RB	5.00%	02/15/2023	300	302,931
Series 2012 D, RB	5.00%	02/15/2037	525	530,059
Series 2012, RB	5.00%	05/15/2023	6,175	6,309,038
Series 2012, RB	5.00%	05/15/2026	290	296,330
Series 2012, RB	5.00%	05/15/2028	450	459,822
Series 2012, RB	5.00%	05/15/2029	475	485,324
Series 2015 A-1, Ref. RB(c)	4.80%	12/01/2023	305	305,508
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(a)	5.50%	07/01/2023	3,435	3,629,587
New York (State of) Dormitory Authority (Rockefeller University); Series 2008 A, VRD RB(d)	0.05%	07/01/2039	13,375	13,375,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(d)	0.05%	11/01/2044	14,015	14,015,000
New York (State of) Housing Finance Agency (Green Bonds); Series 2018 H, RB	2.75%	11/01/2022	1,170	1,195,476
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2019 K, RB	1.45%	05/01/2023	2,375	2,377,202
Series 2021 D-2, RB(b)	0.25%	05/01/2023	2,000	1,998,389
Series 2021, RB(b)	0.65%	11/01/2025	2,500	2,489,078
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	8,095	8,437,062
New York (State of) Thruway Authority; Series 2012 I, RB(b)(f)	5.00%	01/01/2022	200	200,778
New York (State of) Thruway Authority Highway & Bridge Trust Fund;
Series 2012 A, RB	5.00%	04/01/2027	17,285	17,560,288
Series 2012 A, RB	5.00%	04/01/2028	12,565	12,765,115
Series 2012 A, RB	5.00%	04/01/2029	2,000	2,031,853
Series 2012 A, RB	5.00%	04/01/2030	3,850	3,911,317
Series 2012 A, RB	5.00%	04/01/2031	6,600	6,705,114
New York City Housing Development Corp.;
Series 2013 A, RB	4.00%	07/01/2025	500	524,902
Series 2021 H, RN(b)	0.12%	03/15/2022	14,260	14,241,429
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	3,500	3,476,373
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2019, RB(b)	1.75%	07/03/2023	1,890	1,904,174
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2022	300	306,962
Series 2016 B, Ref. RB	5.00%	06/01/2023	685	732,192
Series 2016 B, Ref. RB	5.00%	06/01/2026	460	546,500
New York Liberty Development Corp. (7 World Trade Center); Series 2012 1, Ref. RB	5.00%	09/15/2028	660	669,082
New York State Environmental Facilities Corp.;
Series 2012 A, Ref. RB	5.00%	06/15/2024	235	241,105
Series 2012 A, Ref. RB	5.00%	06/15/2025	1,200	1,231,044
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2012 D, RB	5.00%	06/15/2027	100	102,565
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.;
Series 2013 C, RB	5.00%	03/15/2029	$ 450	$ 477,219
Series 2013 E, RB	5.00%	03/15/2027	280	297,011
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(h)	5.25%	08/01/2031	16,780	20,079,542
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	14,040	14,072,896
Series 2016, Ref. RB(h)	5.00%	08/01/2031	20,070	20,116,255
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2012, RB(b)(f)	5.00%	07/01/2022	2,610	2,682,763
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	704,431
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(c)	5.00%	07/01/2022	62	62,399
Schenectady County Capital Resource Corp. (Union College); Series 2012, Ref. RB	5.00%	07/01/2027	360	369,180
Suffolk (County of), NY; Series 2017 C, Ref. GO Bonds (INS - BAM)(a)	5.00%	02/01/2022	4,610	4,646,149
Suffolk (County of), NY Industrial Development Agency; Series 1996, Ref. RB(i)(m)	6.70%	12/31/2021	30	0
Triborough Bridge & Tunnel Authority;
Series 2011 A, Ref. RB(b)(f)	5.00%	01/01/2022	130	130,511
Series 2012 A, RB	3.00%	11/15/2028	250	255,033
Series 2012 A, RB	5.00%	11/15/2031	250	261,088
Series 2012 B, Ref. RB	5.00%	11/15/2023	505	527,613
Series 2012 B, Ref. RB	5.00%	11/15/2025	300	313,482
Series 2012 B, Ref. RB	5.00%	11/15/2027	1,145	1,196,232
Series 2012 B, Ref. RB	5.00%	11/15/2029	250	261,137
Series 2012 B, Ref. RB	5.00%	11/15/2030	650	678,892
Series 2013 A, Ref. RB	5.00%	11/15/2024	235	250,959
Series 2013 A, Ref. RB	5.00%	11/15/2025	325	346,727
Series 2013 A, Ref. RB	5.00%	11/15/2028	1,000	1,066,852
Series 2013 B, Ref. RB	5.00%	11/15/2028	120	130,553
Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2030	1,625	1,776,508
Series 2015, Ref. RB	5.00%	12/15/2024	470	493,186
Series 2016 B, Ref. RB	5.00%	06/15/2024	1,580	1,620,614
Series 2016 B, Ref. RB	5.00%	12/15/2024	1,100	1,154,266
Series 2017, RB	5.00%	06/15/2024	225	230,784
Series 2017, RB	5.00%	12/15/2024	675	708,227
Westchester County Local Development Corp.; Series 2021, Ref. RB(c)	2.88%	07/01/2026	3,380	3,401,294
				600,038,786
North Carolina–6.67%
Charlotte (City of), NC; Series 2013 B, COP	3.00%	06/01/2022	910	912,097
Charlotte-Mecklenburg Hospital Authority (The);
Series 2012 A, Ref. RB	5.00%	01/15/2027	2,000	2,011,532
Series 2012 A, Ref. RB	5.00%	01/15/2028	4,945	4,973,513
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(b)	5.00%	12/01/2028	6,000	7,656,307
North Carolina (State of) Medical Care Commission (Novant Health Group); Series 2004 A, VRD RB(d)	0.04%	11/01/2034	75,000	75,000,000
North Carolina (State of) Medical Care Commission (Wakemed); Series 2012 A, Ref. RB	5.00%	10/01/2023	2,815	2,924,704
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2012 B, RB(b)(f)	5.00%	01/01/2022	450	451,756
Raleigh (City of), NC; Series 2008 A, VRD RB(d)	0.05%	03/01/2035	23,190	23,190,000
Raleigh (City of), NC (Downtown Improvement);
Series 2004 A, VRD COP(d)	0.05%	06/01/2034	47,010	47,010,000
Series 2005 B-1, VRD COP(d)	0.05%	02/01/2034	28,750	28,750,000
University of North Carolina; Series 2008 A, RB (INS - AGC)(a)	4.75%	10/01/2028	10	10,036
University of North Carolina at Chapel Hill;
Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(b)(g)	0.47%	11/09/2022	4,900	4,907,213
Series 2019 B, Ref. RB (1 mo. USD LIBOR + 0.13%)(b)(g)	0.19%	11/09/2022	20,000	20,003,694
				217,800,852
North Dakota–0.08%
Fargo (City of), ND; Series 2010 C, Ref. GO Bonds	4.00%	05/01/2023	1,205	1,208,628
Grand Forks (City of), ND; Series 2012, RB(b)(f)	4.00%	12/01/2021	1,265	1,265,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–(continued)
West Fargo (City of), ND; Series 2009, GO Bonds	4.10%	11/01/2022	$ 100	$ 100,308
				2,573,936
Ohio–1.03%
Cuyahoga (County of), OH (Convention Hotel); Series 2014, COP	5.00%	12/01/2025	1,805	1,983,277
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	1,070	1,074,206
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(h)	5.00%	12/01/2026	1,335	1,365,016
Franklin (County of), OH (CHE Trinity Health Credit Group); Series 2013, VRD RB(d)	0.10%	12/01/2046	3,500	3,500,057
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2017 B, Ref. VRD RB(d)	0.05%	11/01/2052	15,915	15,915,000
Franklin (County of), OH (Ohiohealth Corp.); Series 2013, Ref. RB(b)(f)	5.00%	05/15/2023	1,000	1,067,820
Greene (County of), OH; Series 2004 A, RB (INS - ACA)(a)	5.00%	09/01/2024	5	5,007
Ohio (State of);
Series 2012 B, Ref. GO Bonds	5.00%	08/01/2023	130	134,092
Series 2018 A, GO Bonds	5.00%	06/15/2027	660	698,950
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(c)	5.00%	12/01/2023	2,050	2,143,344
Ohio (State of) Higher Educational Facility Commission; Series 2006, RB (CPI Rate + 1.12%) (INS - AMBAC)(a)(g)	3.74%	12/01/2023	2,460	2,606,646
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group);
Series 2012, RB(b)(f)	5.00%	01/01/2022	805	808,141
Series 2012, RB(b)(f)	5.00%	01/01/2022	475	476,854
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2013, RB	5.00%	12/01/2028	300	313,882
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	655	656,107
Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(a)	4.38%	12/01/2024	10	10,035
Streetsboro City School District; Series 2016 A, Ref. GO Bonds(b)(f)	4.00%	12/01/2021	915	915,000
				33,673,434
Oklahoma–0.07%
McGee Creek Authority; Series 1992, RB (INS - NATL)(a)	6.00%	01/01/2023	130	134,150
Oklahoma (State of) Development Finance Authority; Series 2015, RB	5.00%	07/01/2025	1,545	1,663,394
Oklahoma (State of) Municipal Power Authority;
Series 1992 B, RB(f)	5.75%	01/01/2024	150	166,749
Series 2019 A, Ref. RB	5.00%	01/01/2022	450	451,751
				2,416,044
Ontario–0.19%
Deutsche Bank Spears/Lifers Trust; Series 2021, VRD RB(c)(d)	0.30%	04/01/2031	6,300	6,300,000
Oregon–0.34%
Metro; Series 2012 A, GO Bonds	5.00%	06/01/2025	4,320	4,423,275
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	1,136,470
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,965	2,933,498
Oregon (State of) Health & Science University; Series 2012 A, RB	5.00%	07/01/2026	425	435,895
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-3, RB	1.75%	11/15/2026	2,000	2,002,418
				10,931,556
Pennsylvania–5.78%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2012 A, Ref. RB	5.00%	03/01/2024	425	429,948
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	499,368
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $458,025)(i)(j)	5.60%	07/01/2023	465	418,500
Berks (County of), PA Municipal Authority; Series 2015 XF2049, VRD Ctfs.(c)(d)	0.19%	11/01/2044	8,420	8,420,000
Bethlehem (City of), PA; Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	735	767,742
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2021	310	310,000
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2022	400	418,351
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2023	400	425,113
Series 2018, RB (INS - BAM)(a)	5.00%	12/01/2024	425	451,676
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware (City of), PA River Joint Toll Bridge Commission; Series 2012 A, Ref. RB	5.00%	07/01/2023	$ 350	$ 359,610
Delaware (County of), PA River Port Authority; Series 2013, RB	5.00%	01/01/2030	1,140	1,248,757
Delaware Valley Regional Finance Authority;
Series 2007 C, RB (3 mo. USD LIBOR + 0.65%)(g)	0.76%	06/01/2027	37,870	37,870,064
Series 2020, Ref. VRD RB (LOC - TD Bank N.A.)(d)(e)	0.05%	11/01/2055	11,290	11,290,000
Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(g)	1.14%	06/01/2024	14,600	14,848,669
Juniata County School District; Series 2014, GO Bonds(b)(f)	4.00%	03/01/2022	130	131,225
Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	11/15/2023	2,795	3,024,253
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2022	2,075	2,116,645
Series 2015 B, Ref. GO Bonds (INS - AGM)(a)	5.00%	05/15/2023	2,260	2,398,818
Monroeville Finance Authority; Series 2012, RB	5.00%	02/15/2030	1,350	1,395,689
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2022	1,380	1,427,208
Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,293,193
Pennsylvania (Commonwealth of) ; Second Series 2016, Ref. GO Bonds	5.00%	01/15/2022	2,960	2,977,248
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(d)	0.15%	09/01/2045	58,030	58,030,000
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,635,442
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(g)	0.65%	12/01/2023	1,500	1,516,103
Series 2019, Ref. RB	5.00%	12/01/2022	5,325	5,577,519
Philadelphia (City of), PA Authority for Industrial Development;
Series 2013 A-1, RB	6.25%	06/15/2023	280	295,041
Series 2013, RB(b)(f)	5.00%	04/01/2023	1,765	1,872,406
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(a)(g)	0.70%	12/01/2023	17,500	17,628,116
Pottsville (City of), PA Hospital Authority; Series 2014, RB(c)(f)	5.75%	07/01/2022	725	748,435
Sayre (City of), PA Health Care Facilities Authority; Series 2007, RB (3 mo. USD LIBOR + 0.78%)(g)	0.89%	12/01/2024	45	45,283
Tinicum (Town of) & Delaware (County of), PA Sewage Authority; Series 2003, RB (INS - AGM)(a)	4.25%	09/01/2022	230	230,749
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,109,662
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2024	1,010	1,125,830
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2026	1,160	1,374,433
				188,711,096
Puerto Rico–0.59%
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2027	500	503,750
Series 2007 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2023	30	30,225
Series 2011 A, Ref. GO Bonds (INS - AGM)(a)	5.38%	07/01/2025	1,360	1,375,300
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(a)	5.00%	07/01/2026	100	100,750
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2026	3,905	3,910,467
Series 2005 RR, RB (INS - SGI)(a)	5.00%	07/01/2027	1,505	1,507,107
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	500	503,750
Series 2008 WW, RB (INS - AGC)(a)	5.25%	07/01/2033	500	505,000
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2027	6,085	6,130,637
Series 2003 AA, Ref. RB (INS - AGM)(a)	4.95%	07/01/2026	190	191,330
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	475	478,562
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	605	608,025
Series 2005 A, RB (INS - AGM)(a)	5.00%	08/01/2022	195	196,463
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2004 K, Ref. RB (INS - AGM)(a)	5.25%	07/01/2027	265	267,650
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	2,745	2,775,628
				19,084,644
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.01%
Rhode Island (State of) Clean Water Finance Agency (Pooled Loan Issue); Series 2002 B, PCR	4.50%	10/01/2022	$ 10	$ 10,361
Rhode Island (State of) Student Loan Authority; Series 2013 A, RB(h)	3.25%	12/01/2022	260	260,596
				270,957
South Carolina–0.67%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	663,615
Greenville (City of), SC Health System;
Series 2012, Ref. RB	5.00%	05/01/2025	1,030	1,050,082
Series 2012, Ref. RB	5.00%	05/01/2029	100	101,916
Series 2012, Ref. RB	5.00%	05/01/2031	1,000	1,018,990
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB(f)	5.00%	10/01/2031	7,000	7,111,248
Piedmont Municipal Power Agency; Series 2012 A, RB(b)(f)	5.00%	01/01/2022	175	175,679
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(d)	0.16%	05/01/2048	10,000	10,000,000
South Carolina (State of) Public Service Authority; Series 2015 C, Ref. RB	5.00%	12/01/2021	1,885	1,885,000
				22,006,530
Tennessee–0.95%
Columbia (City of), TN;
Series 2008, RB (INS - AGC)(a)	5.13%	12/01/2022	50	50,198
Series 2012, RB	5.00%	12/01/2032	1,450	1,455,628
Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	5	5,016
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2022	6,285	6,511,601
Series 2006 A, RB	5.25%	09/01/2023	2,725	2,946,387
Series 2006 A, RB	5.25%	09/01/2024	15,115	16,970,924
Series 2006 C, RB	5.00%	02/01/2022	3,090	3,113,711
				31,053,465
Texas–7.36%
Alamo Community College District;
Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	590	592,053
Series 2012 A, Ref. RB	5.00%	11/01/2023	775	808,463
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	4.00%	06/15/2026	530	531,321
Austin (City of), TX; Series 2011, RB	4.00%	11/15/2024	465	465,937
Board of Regents of the University of Texas System;
Series 2008 B, VRD RB(d)	0.04%	08/01/2039	12,500	12,500,000
Series 2012 A, Ref. RB	5.00%	08/15/2027	280	282,692
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(c)(h)	3.63%	07/01/2026	4,000	4,183,462
Cedar Park (City of), TX; Series 2012, Ref. GO Bonds(b)(f)	5.00%	02/15/2022	795	802,763
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 A, RB(b)(f)(h)	5.00%	11/01/2022	560	583,890
Series 2013 B, RB	5.00%	11/01/2026	680	709,458
Series 2014 B, RB(b)(f)(h)	5.00%	11/01/2022	1,000	1,042,660
Series 2014 E, Ref. RB	5.00%	11/01/2022	160	167,067
Series 2014 E, Ref. RB	5.00%	11/01/2023	445	464,046
Series 2014 E, Ref. RB	5.00%	11/01/2025	200	208,664
Series 2014 E, Ref. RB	5.00%	11/01/2026	1,640	1,711,045
Dallas (City of), TX;
Series 2012, Ref. GO Bonds(b)(f)	5.00%	02/15/2022	1,000	1,009,764
Series 2013 A, Ref. GO Bonds	5.00%	02/15/2026	1,000	1,057,420
Series 2013 A, Ref. GO Bonds	5.00%	02/15/2029	1,265	1,333,689
Dallas (County of), TX Hospital District; Series 2013, GO Bonds(b)(f)	5.00%	08/15/2023	1,030	1,111,647
Dallas Independent School District; Series 2021 C, GO Bonds	5.00%	02/15/2022	10,000	10,098,848
El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	724,191
Fort Bend Grand Parkway Toll Road Authority; Series 2012, RB(b)(f)	5.00%	03/01/2022	150	151,784
Frisco (City of), TX; Series 2013, Ref. GO Bonds	5.00%	02/15/2026	700	739,319
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	677,132
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	$ 1,200	$ 1,282,965
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	2,049,949
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGM)(a)	4.00%	09/01/2030	620	636,626
Harris (County of), TX;
Series 2012 C, Ref. RB	5.00%	08/15/2026	500	516,813
Series 2012, Ref. GO Bonds	5.00%	08/15/2026	720	744,367
Harris County Industrial Development Corp. (Exxon Mobil Corp.); Series 1984, VRD RB(d)	0.02%	03/01/2024	12,000	12,000,000
Harris TX (County of);
Series 2012 C, Ref. RB	5.00%	08/15/2029	1,000	1,033,482
Series 2012 C, Ref. RB	5.00%	08/15/2030	1,350	1,395,200
Houston (City of), TX; Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.01%)(b)(g)	0.05%	12/10/2021	15,000	15,000,000
Houston Independent School District; Series 2013 C, Ref. GO Bonds	5.00%	02/15/2029	175	184,611
Lamar Consolidated Independent School District; Series 2012 A, Ref. GO Bonds(b)(f)	5.00%	02/15/2022	1,120	1,130,936
Lower Colorado River Authority;
Series 2012 A, Ref. RB(f)	5.00%	05/15/2023	1,025	1,047,053
Series 2012 A, Ref. RB(f)	5.00%	05/15/2024	500	510,757
Series 2012 B, Ref. RB(f)	5.00%	05/15/2029	440	449,467
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2013, Ref. RB	5.00%	05/15/2024	1,000	1,021,967
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(h)	4.63%	10/01/2031	1,000	1,051,892
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,101
New Hope Cultural Education Facilities Finance Corp.;
Series 2016 A, RB(f)	5.00%	04/01/2022	365	370,616
Series 2016 A, RB(f)	5.00%	04/01/2023	385	408,428
Series 2016 A, RB(f)	5.00%	04/01/2024	405	447,150
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB(f)	4.00%	04/01/2023	1,295	1,358,416
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(a)	5.00%	12/15/2030	205	214,784
North Texas Municipal Water District;
Series 2012, Ref. RB(b)(f)	5.00%	03/01/2022	375	379,461
Series 2012, Ref. RB(b)(f)	5.25%	03/01/2022	500	506,256
North Texas Tollway Authority;
Series 2017 A, Ref. RB	5.00%	01/01/2024	1,815	1,906,459
Series 2017 A, Ref. RB	5.00%	01/01/2026	2,435	2,557,156
Northside Independent School District; Series 2014, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	500	539,296
Permanent University Fund - Texas A&M University System; Series 2012 A, RB	5.00%	07/01/2023	250	256,909
Permanent University Fund - University of Texas System; Series 2008 A, VRD RB(d)	0.03%	07/01/2037	33,315	33,315,000
Port Arthur (Port of), TX Navigation District; Subseries 2010 D, VRD RB(d)	0.14%	11/01/2040	20,000	20,000,000
Port Arthur Independent School District; Series 2012, Ref. GO Bonds(b)(f)	5.00%	02/15/2022	220	222,148
Red River Health Facilities Development Corp.; Series 2012, RB(f)	4.70%	01/01/2022	30	30,109
Robstown (City of), TX; Series 2009, Ctfs. Of obligations (INS - AGM)(a)(k)	0.00%	03/01/2024	490	475,988
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	100	103,760
San Antonio (City of), TX;
Series 2012, Ref. RB	5.00%	02/01/2024	315	325,034
Series 2012, Ref. RB	5.00%	02/01/2025	1,050	1,083,518
Spring Independent School District; Series 2013 A, Ref. GO Bonds(b)(f)	5.00%	02/15/2023	350	369,985
Temple (City of), TX; Series 2012, Ref. GO Bonds	5.00%	08/01/2023	225	232,112
Texas (State of);
Series 2011, Ref. GO Bonds(b)(f)	5.00%	12/20/2021	4,220	4,230,168
Series 2021 B, Ref. GO Bonds	4.00%	02/01/2022	2,390	2,405,187
Texas (State of) Transportation Commission State Highway Fund; Series 2014 B1, VRD RB(d)	0.06%	04/01/2032	46,830	46,830,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	20,710	23,892,883
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(g)	0.60%	09/15/2027	14,735	14,934,194
United Independent School District; Series 1998, Ref. GO Bonds (CEP - Texas Permanent School Fund)(k)	0.00%	08/15/2022	250	249,529
Waco (City of), TX; Series 2013, Ref. GO Bonds	5.00%	02/01/2023	670	675,251
				240,363,298
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–1.29%
Murray (City of), UT (IHC Health Services, Inc.); Series 2003 B, VRD RB(d)	0.03%	05/15/2036	$42,000	$ 42,000,000
Vermont–0.01%
Vermont (State of); Series 2012 E, GO Bonds	5.00%	08/15/2023	340	351,367
Virgin Islands–0.04%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, RB (INS - AGM)(a)	5.00%	10/01/2029	750	778,742
Series 2013 B, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024	460	482,916
				1,261,658
Virginia–0.75%
Loudoun (County of), VA; Series 2013 A, Ref. GO Bonds	5.00%	12/01/2023	200	209,488
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical); Series 2003 C, VRD RB(d)	0.05%	02/15/2038	22,700	22,700,000
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2012, RB	5.00%	07/01/2023	500	513,699
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2017, RB(h)	5.00%	07/01/2034	1,000	1,003,802
				24,426,989
Washington–1.28%
Bellevue (City of), WA; Series 2012, Ref. GO Bonds(f)	5.00%	12/01/2022	200	204,822
Central Puget Sound Regional Transit Authority;
Series 1999, RB (INS - NATL)(a)	4.75%	02/01/2028	1,215	1,343,460
Series 2012 P-1, Ref. RB(b)(f)	5.00%	02/01/2022	285	287,273
Series 2012 P-1, Ref. RB(b)(f)	5.00%	02/01/2022	280	282,233
Series 2012 P-1, Ref. RB(b)(f)	5.00%	02/01/2022	160	161,276
Energy Northwest (No. 1); Series 2017 A, Ref. RB	5.00%	07/01/2028	310	318,384
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	20	20,027
King & Snohomish Counties School District No. 417 Northshore; Series 2007, Ref. GO Bonds (INS - NATL)(a)	4.25%	12/01/2021	5	5,000
King (County of), WA;
Series 2012 C, Ref. GO Bonds	5.00%	01/01/2023	625	642,306
Series 2012 C, Ref. GO Bonds	5.00%	01/01/2025	160	164,451
Series 2013 A, Ref. RB	5.00%	01/01/2026	250	262,738
Seattle (City of), WA;
Series 2012, Ref. RB	5.00%	09/01/2023	405	409,760
Series 2012, Ref. RB	5.00%	09/01/2027	100	101,184
Series 2012, Ref. RB	5.00%	09/01/2028	575	581,723
Seattle (Port of), WA;
Series 2012 A, Ref. RB	5.00%	08/01/2028	3,720	3,835,194
Series 2012 A, Ref. RB	5.00%	08/01/2029	9,205	9,489,416
Series 2012 A, Ref. RB	5.00%	08/01/2030	525	541,186
Series 2012 A, Ref. RB	5.00%	08/01/2032	1,565	1,613,142
Series 2017 C, RB(h)	5.00%	05/01/2025	275	315,015
University of Washington;
Series 2012 C, Ref. RB	5.00%	07/01/2028	150	157,508
Series 2019 A, RB(b)	5.00%	05/01/2022	7,000	7,018,446
Washington (State of);
Series 2012 C, Ref. GO Bonds	5.00%	07/01/2024	310	318,679
Series 2012 R, Ref. GO Bonds	5.00%	07/01/2023	225	231,191
Series 2012 R, Ref. GO Bonds	5.00%	07/01/2025	115	118,220
Series 2012, Ref. GO Bonds	5.00%	07/01/2024	655	673,339
Series 2014 C, Ref. GO Bonds	5.00%	07/01/2023	3,205	3,444,805
Washington (State of) (Senior 520 Corridor Program); Series 2012 F, RB	5.00%	09/01/2024	1,450	1,501,138
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,640,983
Series 2012 A, RB	5.00%	10/01/2027	1,970	2,048,152
Series 2012 A, RB	5.00%	10/01/2028	165	171,518
Series 2012 A, RB	4.25%	10/01/2040	2,450	2,529,856
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Yakima & Kittitas Counties School District No. 119 Selah; Series 2012, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2023	$ 230	$ 235,502
				41,667,927
West Virginia–0.47%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System); Series 2018 E, Ref. VRD RB(d)	0.14%	06/01/2033	15,320	15,320,000
Wisconsin–0.54%
Madison Metropolitan School District;
Series 2015, GO Bonds(b)(f)	4.00%	03/01/2022	1,450	1,463,484
Series 2015, GO Bonds	4.00%	03/01/2023	1,515	1,529,215
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(f)	5.50%	12/15/2026	3,360	3,969,588
Wisconsin (State of);
Series 2012 2, Ref. GO Bonds	5.00%	05/01/2023	105	107,081
Series 2013, Ref. GO Bonds	5.00%	05/01/2024	500	533,741
Series 2014 3, Ref. GO Bonds	5.00%	11/01/2023	385	401,660
Series 2018 A, COP	3.00%	03/01/2022	1,375	1,378,127
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019 B-2, Ref. RB	2.55%	11/01/2027	2,000	2,000,481
Series 2019 B-3, Ref. RB	2.25%	11/01/2026	3,000	3,000,524
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	760	777,821
Series 2012, RB	5.00%	06/01/2026	140	143,262
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2021	1,130	1,130,000
Wisconsin (State of) Public Finance Authority;
Series 2014 A, RB(b)(f)	4.13%	10/01/2022	75	77,416
Series 2016 A, RB	4.00%	01/01/2024	195	193,116
Wisconsin Center District;
Series 1999, Ref. RB(f)	5.25%	12/15/2023	415	432,059
Series 1999, Ref. RB (INS - AGM)(a)	5.25%	12/15/2023	450	482,334
				17,619,909
Total Municipal Obligations (Cost $3,199,613,330)					3,233,778,158
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC;
Series 21A(c)	9.50%	10/12/2022		25	25,093
Series 21B(c)	9.50%	10/12/2022		90	90,283
Total U.S. Dollar Denominated Bonds & Notes (Cost $115,000)					115,376
TOTAL INVESTMENTS IN SECURITIES(n)–99.07% (Cost $3,199,728,330)					3,233,893,534
OTHER ASSETS LESS LIABILITIES–0.93%					30,222,977
NET ASSETS–100.00%					$3,264,116,511
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $295,389,878, which represented 9.05% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(h)	Security subject to the alternative minimum tax.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $760,500, which represented less than 1% of the Fund’s Net Assets.
(j)	Restricted security. The aggregate value of these securities at November 30, 2021 was $760,500, which represented less than 1% of the Fund’s Net Assets.
(k)	Zero coupon bond issued at a discount.
(l)	Security subject to crossover refunding.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,233,778,158	$0	$3,233,778,158
U.S. Dollar Denominated Bonds & Notes	—	115,376	—	115,376
Total Investments	$—	$3,233,893,534	$0	$3,233,893,534
Invesco Short Term Municipal Fund